UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Global Fixed Income Opportunities Fund DINAX

Morgan Stanley Global Fixed Income Opportunities Fund MSIPX

Morgan Stanley Global Fixed Income Opportunities Fund DINDX

Morgan Stanley Global Fixed Income Opportunities Fund MFIRX

Morgan Stanley Global Fixed Income Opportunities Fund DINCX

Morgan Stanley Global Fixed Income Opportunities Fund MGFOX

Morgan Stanley Global Fixed Income Opportunities Fund

Class A DINAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

DINAX -TSR-SAR

Morgan Stanley Global Fixed Income Opportunities Fund

Class C MSIPX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MSIPX -TSR-SAR

Morgan Stanley Global Fixed Income Opportunities Fund

Class I DINDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

DINDX -TSR-SAR

Morgan Stanley Global Fixed Income Opportunities Fund

Class IR MFIRX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MFIRX -TSR-SAR

Morgan Stanley Global Fixed Income Opportunities Fund

Class L DINCX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$60	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

DINCX -TSR-SAR

Morgan Stanley Global Fixed Income Opportunities Fund

Class R6 MGFOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

MGFOX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Financial Statements and Additional Information

April 30, 2025

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	3
Statement of Assets and Liabilities	27
Statement of Operations	29
Statements of Changes in Net Assets	31
Notes to Financial Statements	32
Financial Highlights	55
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (35.4%)
		Australia (1.5%)
		Basic Materials
	$887	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.40%	09/29/27	$872,870
	1,881	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,781,143
					2,654,013
		Consumer, Non-Cyclical
EUR	1,405	Transurban Finance Co. Pty. Ltd.	4.225	04/26/33	1,670,754
		Finance
	2,630	Australia & New Zealand Banking Group Ltd.	5.101	02/03/33	3,124,022
	$4,000	Westpac Banking Corp.	2.668	11/15/35	3,480,881
					6,604,903
		Industrials
EUR	1,200	Sydney Airport Finance Co. Pty. Ltd.	4.375	05/03/33	1,431,509
		Total Australia			12,361,179
		Austria (0.1%)
		Finance
	900	JAB Holdings BV	4.75	06/29/32	1,079,734
		Brazil (0.2%)
		Industrials
	$1,955	MV24 Capital BV	6.748	06/01/34	1,865,433
		Burkina Faso (0.3%)
		Basic Materials
	2,130	IAMGOLD Corp. (a)(b)	5.75	10/15/28	2,112,114
		Canada (0.6%)
		Consumer, Cyclical
	2,000	Superior Plus LP/Superior General Partner, Inc. (a)	4.50	03/15/29	1,869,599
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,283,687
	2,200	Garda World Security Corp. (a)	8.375	11/15/32	2,172,299
					3,455,986
		Total Canada			5,325,585
		China (0.2%)
		Communications
EUR	2,000	Prosus NV	2.031	08/03/32	1,950,174

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Colombia (0.2%)
		Energy
	$1,800	Ecopetrol SA	8.875%	01/13/33	$1,802,948
		Denmark (0.5%)
		Finance
DKK	26,005	Realkredit Danmark AS	4.00	10/01/56	3,926,823
		France (5.0%)
		Communications
EUR	3,500	Orange SA	5.00	(c)	4,063,110
		Consumer, Cyclical
	1,500	RCI Banque SA	5.50	10/09/34	1,765,718
		Consumer, Non-Cyclical
	1,450	Loxam SAS (a)	4.25	02/15/30	1,641,079
		Energy
	6,480	TotalEnergies SE	2.00	(c)	6,648,012
	1,330	TotalEnergies SE	3.25	(c)	1,291,061
					7,939,073
		Finance
	2,200	AXA SA	3.25	05/28/49	2,475,025
	2,000	Banque Federative du Credit Mutuel SA	5.125	01/13/33	2,427,402
	2,100	BPCE SA	5.75	06/01/33	2,540,931
	2,000	Credit Agricole Assurances SA	1.50	10/06/31	1,961,794
	4,000	Societe Generale SA	1.00	11/24/30	4,478,160
	$1,850	Societe Generale SA (a)	5.50	04/13/29	1,879,568
					15,762,880
		Industrials
	1,000	Calderys Financing II LLC, 11.75% PIK (a)(d)	11.75	06/01/28	983,221
		Utilities
EUR	3,200	Electricite de France SA	2.625	(c)	3,524,977
	1,200	Engie SA	1.875	(c)	1,190,294
	1,000	Engie SA	3.875	03/06/36	1,148,603
	3,200	Engie SA	4.75	(c)	3,702,384
	300	Engie SA	5.125	(c)	348,481
					9,914,739
		Total France			42,069,820

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Germany (2.2%)
		Consumer, Cyclical
EUR	600	Volkswagen International Finance NV	3.875%	(c)	$668,842
	2,000	Volkswagen International Finance NV	4.625	(c)	2,274,894
	1,700	Volkswagen International Finance NV	7.50	(c)	2,063,086
					5,006,822
		Consumer, Non-Cyclical
	2,580	Bayer AG	4.625	05/26/33	3,075,103
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,540,491
		Finance
	300	Allianz SE	2.121	07/08/50	316,748
	1,900	Allianz SE	5.824	07/25/53	2,390,317
	1,000	Deutsche Bank AG	4.50	07/12/35	1,160,805
	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	2,133,322
	2,000	Vonovia SE	0.625	12/14/29	2,035,977
					8,037,169
		Total Germany			18,659,585
		Greece (1.3%)
		Finance
	1,900	Eurobank Ergasias Services & Holdings SA	4.25	04/30/35	2,131,776
	3,400	National Bank of Greece SA	8.00	01/03/34	4,354,761
	3,310	Piraeus Financial Holdings SA	7.25	04/17/34	4,151,133
		Total Greece			10,637,670
		Hong Kong (0.3%)
		Industrials
	$2,280	Seaspan Corp. (a)	5.50	08/01/29	2,083,505
		Italy (1.5%)
		Finance
EUR	3,000	Generali	5.50	10/27/47	3,566,270
	$2,825	Intesa Sanpaolo SpA (a)	7.20	11/28/33	3,134,219
					6,700,489
		Utilities
EUR	4,850	Enel SpA	6.375	(c)	5,890,260
		Total Italy			12,590,749

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Japan (0.1%)
		Consumer, Non-Cyclical
EUR	1,000	JT International Financial Services BV	3.625%	04/11/34	$1,120,980
		Luxembourg (0.5%)
		Basic Materials
	1,440	INEOS Finance PLC (a)	5.625	08/15/30	1,566,501
		Finance
	1,000	Blackstone Property Partners Europe Holdings SARL	1.25	04/26/27	1,092,844
	1,550	Logicor Financing SARL	3.25	11/13/28	1,751,308
					2,844,152
		Total Luxembourg			4,410,653
		Mexico (0.6%)
		Finance
	$1,503	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,157,310
	1,800	Banco Mercantil del Norte SA (a)(b)	8.375	(c)	1,774,218
	510	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)	7.625	02/11/35	513,825
	1,700	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)	8.45	06/29/38	1,766,622
		Total Mexico			5,211,975
		Netherlands (1.2%)
		Finance
EUR	3,300	ING Groep NV	1.00	11/13/30	3,693,703
		Industrials
	$1,000	Trivium Packaging Finance BV (a)(b)	8.50	08/15/27	989,732
		Utilities
EUR	2,350	Alliander NV	4.50	(c)	2,695,604
	2,360	TenneT Holding BV	4.625	(c)	2,727,826
					5,423,430
		Total Netherlands			10,106,865
		Panama (0.2%)
		Utilities
	$1,535	AES Panama Generation Holdings SRL	4.375	05/31/30	1,343,466

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Portugal (0.3%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70%	07/20/80	$2,032,249
		Spain (2.7%)
		Communications
	1,800	Telefonica Emisiones SA	4.055	01/24/36	2,074,413
	1,800	Telefonica Europe BV	2.502	(c)	2,001,290
					4,075,703
		Energy
	2,050	Repsol International Finance BV	2.50	(c)	2,272,548
		Finance
	4,000	Banco Santander SA	5.75	08/23/33	4,833,533
	2,000	CaixaBank SA	4.375	08/08/36	2,301,824
					7,135,357
		Utilities
	5,600	Iberdrola Finanzas SA	4.875	(c)	6,569,158
	1,200	Iberdrola International BV	1.45	(c)	1,319,525
	1,000	NorteGas Energia Distribucion SA	0.905	01/22/31	963,424
					8,852,107
		Total Spain			22,335,715
		Sweden (0.6%)
		Consumer, Non-Cyclical
	1,770	Verisure Holding AB	3.25	02/15/27	1,984,071
		Finance
	3,025	Akelius Residential Property Financing BV	1.125	01/11/29	3,149,326
		Total Sweden			5,133,397
		Switzerland (0.8%)
		Consumer, Cyclical
	$2,100	VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)	6.375	02/01/30	1,815,567
		Finance
EUR	3,000	UBS Group AG	2.875	04/02/32	3,296,296
	$1,550	UBS Group AG (a)	9.016	11/15/33	1,894,863
					5,191,159
		Total Switzerland			7,006,726

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Turkey (0.6%)
		Basic Materials
	$2,670	Eldorado Gold Corp. (a)	6.25%	09/01/29	$2,634,541
	1,920	WE Soda Investments Holding PLC	9.50	10/06/28	1,966,982
		Total Turkey			4,601,523
		United Kingdom (1.8%)
		Communications
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,823,986
	$1,400	Vmed O2 U.K. Financing I PLC (a)	4.75	07/15/31	1,231,940
	1,340	Zegona Finance PLC (a)	8.625	07/15/29	1,428,889
					5,484,815
		Energy
EUR	3,700	BP Capital Markets PLC	3.625	(c)	4,116,038
	$2,175	BP Capital Markets PLC (b)	4.875	(c)	2,071,097
					6,187,135
		Finance
EUR	2,100	HSBC Holdings PLC	4.856	05/23/33	2,555,476
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,132,150
		Total United Kingdom			15,359,576
		United States (12.1%)
		Communications
	$2,200	Arches Buyer, Inc. (a)	4.25	06/01/28	2,070,985
	2,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a)	4.50	08/15/30	1,859,018
	2,900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	2,161,874
	1,660	Clear Channel Outdoor Holdings, Inc. (a)(b)	7.75	04/15/28	1,379,087
EUR	1,500	Comcast Corp.	3.25	09/26/32	1,682,915
	$2,300	McGraw-Hill Education, Inc. (a)	5.75	08/01/28	2,255,468
					11,409,347
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,641,156
	5,650	Ford Motor Credit Co. LLC	7.35	03/06/30	5,846,085
	1,725	Las Vegas Sands Corp. (e)	5.625	06/15/28	1,729,604
	3,138	Las Vegas Sands Corp.	6.00	08/15/29	3,174,966
	700	Las Vegas Sands Corp.(e)	6.00	06/14/30	704,248

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$2,581	PetSmart, Inc./PetSmart Finance Corp. (a)	4.75%	02/15/28	$2,469,713
	1,870	Sonic Automotive, Inc. (a)(b)	4.625	11/15/29	1,756,182
	2,250	Warnermedia Holdings, Inc.	4.279	03/15/32	1,927,439
					20,249,393
		Consumer, Non-Cyclical
	1,180	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(b)	6.00	06/01/29	1,108,516
	1,980	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (a)	4.625	06/01/28	1,905,093
	3,800	Centene Corp.	2.50	03/01/31	3,225,429
	1,700	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.625	07/01/29	1,782,698
	2,640	LifePoint Health, Inc. (a)	9.875	08/15/30	2,811,529
EUR	1,500	Upjohn Finance BV	1.362	06/23/27	1,648,539
					12,481,804
		Energy
	$3,725	Occidental Petroleum Corp.	7.50	05/01/31	3,979,142
	4,050	ONEOK, Inc.	5.05	11/01/34	3,842,775
					7,821,917
		Finance
	2,080	Ally Financial, Inc.	6.848	01/03/30	2,159,956
	1,775	American National Group, Inc.	5.75	10/01/29	1,805,231
EUR	2,270	Bank of America Corp.	2.824	04/27/33	2,456,115
	$1,800	Focus Financial Partners LLC (a)	6.75	09/15/31	1,812,443
	1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	1,121,852
	925	Global Atlantic Fin Co. (a)	7.95	10/15/54	941,668
	3,573	HAT Holdings I LLC/HAT Holdings II LLC (a)	8.00	06/15/27	3,674,370
	3,025	PNC Financial Services Group, Inc.	6.875	10/20/34	3,326,449
	1,275	VICI Properties LP	5.125	11/15/31	1,262,553
	3,825	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	3,869,202
					22,429,839
		Industrials
	1,700	Artera Services LLC (a)	8.50	02/15/31	1,614,915
	3,825	Boeing Co.	6.298	05/01/29	4,024,662
	1,600	Calderys Financing LLC (a)	11.25	06/01/28	1,692,470
	1,740	Masterbrand, Inc. (a)	7.00	07/15/32	1,746,308
	1,600	Vontier Corp.	1.80	04/01/26	1,555,262
					10,633,617

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Technology
	$1,900	AthenaHealth Group, Inc. (a)(b)	6.50%	02/15/30	$1,817,942
	1,881	Cloud Software Group, Inc. (a)	6.50	03/31/29	1,883,462
	3,600	Concentrix Corp.	6.65	08/02/26	3,668,098
	2,580	McAfee Corp. (a)	7.375	02/15/30	2,231,241
	1,520	Seagate HDD Cayman	9.625	12/01/32	1,716,996
	776	West Technology Group LLC (a)	8.50	04/10/27	508,280
					11,826,019
		Utilities
EUR	1,800	Duke Energy Corp.	3.85	06/15/34	2,020,045
	$1,800	XPLR Infrastructure Operating Partners LP (a)(b)	8.375	01/15/31	1,808,344
					3,828,389
		Total United States			100,680,325
		Total Corporate Bonds (Cost $289,791,488)			295,808,769
		Sovereign (10.0%)
		Albania (0.3%)
EUR	2,500	Albania Government International Bond (a)	4.75	02/14/35	2,705,301
		Angola (0.1%)
	$970	Angolan Government International Bond	8.75	04/14/32	751,006
		Australia (1.0%)
AUD	7,370	Treasury Corp. of Victoria	2.00	09/17/35	3,568,777
	7,630	Treasury Corp. of Victoria, MTN	4.75	09/15/36	4,730,561
		Total Australia			8,299,338
		Egypt (0.3%)
	$3,000	Egypt Government International Bond	7.625	05/29/32	2,553,990
		Ghana (0.1%)
	1,500	Ghana Government International Bond (a)(f)	5.00	07/03/29 - 07/03/35	1,159,342
		Greece (1.0%)
EUR	4,880	Hellenic Republic Government Bond	3.375	06/15/34	5,611,871
	2,200	Hellenic Republic Government Bond	4.375	07/18/38	2,679,713
		Total Greece			8,291,584
		Ivory Coast (0.3%)
	2,189	Ivory Coast Government International Bond (a)	4.875	01/30/32	2,147,602

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Japan (1.3%)
JPY	1,579,850	Japan Government Thirty Year Bond	2.40%	03/20/55	$10,504,117
		Mexico (0.7%)
EUR	2,930	Petroleos Mexicanos	2.75	04/21/27	3,073,500
	$1,400	Petroleos Mexicanos	6.50	03/13/27	1,368,761
	1,400	Petroleos Mexicanos	6.84	01/23/30	1,247,904
		Total Mexico			5,690,165
		Montenegro (0.5%)
EUR	3,679	Montenegro Government International Bond (a)	4.875	04/01/32	4,050,707
		New Zealand (2.2%)
NZD	5,740	New Zealand Government Bond	4.25	05/15/34	3,386,091
	24,904	New Zealand Government Bond	4.50	05/15/35	14,858,267
		Total New Zealand			18,244,358
		Nigeria (0.1%)
	$1,400	Nigeria Government International Bond	7.375	09/28/33	1,145,102
		Peru (1.4%)
PEN	43,100	Peru Government Bond	6.15	08/12/32	11,997,977
		Saudi Arabia (0.2%)
	$1,500	Saudi Government International Bond (a)	5.125	01/13/28	1,524,259
		Uzbekistan (0.5%)
EUR	3,440	Republic of Uzbekistan International Bond (a)	5.10	02/25/29	3,971,553
		Total Sovereign (Cost $80,472,514)			83,036,401
		Agency Fixed Rate Mortgages (8.2%)
		Federal Home Loan Mortgage Corporation, Conventional Pools:
	$3,035		6.00	06/01/54 - 09/01/54	3,085,159
	1	Gold Pool	6.50	10/01/32	524
		Federal National Mortgage Association, Conventional Pools:
	10		6.50	05/01/28 - 01/01/32	10,483
	2		7.00	11/01/32	1,853
	61,300	May TBA (g)	5.50	05/01/55	61,173,091
		Government National Mortgage Association, Various Pools:
	3,667		6.00	08/20/53	3,777,692

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
$—	@		7.50%		07/20/25	$53
1			8.00		01/15/30 - 05/15/30	1,245
		Total Agency Fixed Rate Mortgages (Cost $67,460,509)				68,050,100
		Asset-Backed Securities (12.9%)
571		ABFC Trust 1 Month Term SOFR + 1.16%	5.491	(h)	08/25/33	567,189
2,649		AMSR Trust (a)	3.867		01/19/39	2,555,229
500		Apidos CLO XXXV Ltd. 3 Month Term SOFR + 6.01% (a)	10.281	(h)	04/20/34	492,502
		Barings CLO Ltd.,
1,000		Class D2, 3 Month Term SOFR + 3.65% (a)	7.935	(h)	04/20/38	974,434
1,500		Class D2R, 3 Month Term SOFR + 4.60% (a)	8.856	(h)	07/15/37	1,500,928
1,500		Class E, 3 Month Term SOFR + 4.60% (a)	8.885	(h)	04/20/38	1,440,809
1,500		Battalion CLO XXV Ltd., Class D 3 Month Term SOFR + 4.35% (a)	8.62	(h)	03/13/37	1,501,993
1,147		Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)	5.435	(h)	02/28/40	1,100,005
1,000		Benefit Street Partners CLO XV Ltd., Class D2R 3 Month Term SOFR + 4.50% (a)	8.756	(h)	07/15/37	989,512
843		Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213		12/16/41	841,800
750		Brookhaven Park CLO Ltd., Class D 3 Month Term SOFR + 3.60% (a)	7.87	(h)	04/19/37	751,865
		Bryant Park Funding Ltd.,
1,500		Class D, 3 Month Term SOFR + 4.30% (a)	8.556	(h)	04/15/37	1,505,574
1,500		Class D1R, 3 Month Term SOFR + 2.80% (a)	7.093	(h)	04/15/38	1,470,812
288		Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (a)	4.834	(h)	10/20/40	266,270
874		Cascade MH Asset Trust (a)	4.00	(h)	11/25/44	831,970
437		Chase Funding Loan Acquisition Trust	5.50		08/25/34	421,746
105		Citigroup Mortgage Loan Trust, Inc. 1 Month Term SOFR + 3.11% (a)	7.441	(h)	07/25/44	166,682
1,286		Conn's Receivables Funding LLC (a)	10.00		01/17/28	1,290,432
1,500		Countrywide Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%	3.481	(h)	03/25/35	1,306,174
1,123		ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	943,402
1,500		Elmwood CLO 32 Ltd., Class D1 3 Month Term SOFR + 2.85% (a)	7.122	(h)	10/18/37	1,499,790

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,500	Elmwood CLO 40 Ltd., Class E 3 Month Term SOFR + 5.25% (a)	9.526	(h)%	03/22/38	$1,483,905
	1,000	Elmwood CLO VIII Ltd., Class DR 3 Month Term SOFR + 3.80% (a)	8.07	(h)	04/20/37	1,000,500
	1,500	Empower CLO Ltd., Class D1 3 Month Term SOFR + 3.75% (a)	8.032	(h)	04/25/37	1,503,076
	6,000	Finance of America HECM Buyout (a)	6.00	(h)	10/01/34	5,432,089
	2,893	FirstKey Homes Trust, Class F3 (a)	3.686		08/17/38	2,791,704
		FMC GMSR Issuer Trust,
	4,000	Class A, (a)	3.62	(h)	07/25/26	3,770,137
	2,000	Class A, (a)	4.45	(h)	01/25/26	1,948,400
	3,000	Class A, (a)	7.90		07/25/27	3,050,519
	1,600	Class B, (a)	4.44	(h)	10/25/26	1,497,058
	4,000	Class B, (a)	7.17		04/25/27	4,034,062
	2,764	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	2,165,145
	1,000	Galaxy 33 CLO Ltd., Class D1 3 Month Term SOFR + 3.55% (a)	7.82	(h)	04/20/37	988,895
	1,500	Golub Capital Partners CLO 72 B Ltd., Class D 3 Month Term SOFR + 4.00% (a)	8.282	(h)	04/25/37	1,504,461
		GSAA Home Equity Trust
	37	1 Month Term SOFR + 1.99%	6.316	(h)	12/25/34	37,247
	319		6.502		11/25/36	115,343
		Harvest SBA Loan Trust, Class A
	2,852	SOFR30A + 2.25% (a)	6.685	(h)	12/25/51	2,873,554
	1,424	SOFR30A + 3.25% (a)	7.685	(h)	10/25/50	1,447,707
	1,500	Harvest U.S. CLO Ltd., Class D1 3 Month Term SOFR + 3.25% (a)	7.506	(h)	10/15/37	1,475,748
EUR	495	Hestia Financing 3 Month EURIBOR + 2.50% (Cyprus)	4.736	(h)	12/31/46	531,464
	$2,427	Horizon Aircraft Finance IV Ltd., Class A (a)	5.375		09/15/49	2,390,780
	168	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	164,790
	500	KKR CLO 16 Ltd. 3 Month Term SOFR + 7.37% (a)	11.641	(h)	10/20/34	483,097
	682	LoanMe Trust Prime (a)	5.00		09/15/34	673,704
	1,500	Madison Park Funding LV Ltd., Class D1R 3 Month Term SOFR + 3.15% (a)	7.42	(h)	07/18/37	1,491,676
		Magnetite XXII Ltd.,
	1,000	Class DJ, 3 Month Term SOFR + 4.15% (a)	8.406	(h)	07/15/36	1,001,989
	1,000	Class DRR, 3 Month Term SOFR + 2.90% (a)	7.156	(h)	07/15/36	993,602
	853	METAL LLC (a)	4.581		10/15/42	567,497

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,810	Mortgage Subordinate Trust, Class A (a)	0.00	(h)%	12/29/31	$1,521,976
487	Newtek Small Business Loan Trust Daily U.S. Prime Rate + 0.10% (a)	7.60	(h)	12/25/48	478,266
3,115	NRM FNT1 Excess LLC, Class A (a)	7.398		11/25/31	3,144,630
	NRZ Excess Spread-Collateralized Notes, Class A
557	(a)	2.981		03/25/26	543,661
998	(a)	3.104		07/25/26	968,168
1,250	Oaktree CLO Ltd., Class D2RR 3 Month Term SOFR + 4.70% (a)	8.97	(h)	07/20/37	1,250,795
2,828	Oakwood Mortgage Investors, Inc., Class A4	7.405	(h)	06/15/31	228,092
	OCP CLO Ltd., Class DR
1,000	3 Month Term SOFR + 3.35% (a)	7.611	(h)	07/16/35	1,001,397
1,500	3 Month Term SOFR + 3.75% (a)	8.029	(h)	04/23/37	1,503,405
1,000	3 Month Term SOFR + 4.40% (a)	8.67	(h)	10/20/37	984,718
1,500	Palmer Square CLO Ltd., Class CR 3 Month Term SOFR + 3.90% (a)	8.17	(h)	04/18/37	1,501,779
3,000	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (a)	7.441	(h)	03/25/26	2,996,972
4,000	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (a)	7.527	(h)	03/25/29	4,055,209
2,500	Progress Residential Trust, Class F (a)	4.053		11/17/40	2,409,461
3,033	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,704,453
	ReadyCap Lending Small Business Loan Trust
96	Daily U.S. Prime Rate - 0.50% (a)	7.00	(h)	12/27/44	95,630
2,054	Daily U.S. Prime Rate + 0.07% (a)	7.57	(h)	04/25/48	2,087,517
1,716	Shenton Aircraft Investment Ltd. (a)	4.75		10/15/42	1,667,697
	STAR Trust, Class D
800	1 Month Term SOFR + 2.45% (a)	6.772	(h)	02/17/42	809,184
3,000	1 Month Term SOFR + 2.55% (a)	6.872	(h)	05/17/39	3,017,294
788	Start II Ltd. (Bermuda) (a)	4.089		03/15/44	776,778
949	Start Ltd. (a)	4.089		05/15/43	936,439
1,000	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	10.768	(h)	01/15/34	1,002,616
	Trinitas CLO VI Ltd.
1,000	3 Month Term SOFR + 4.01% (a)	8.293	(h)	01/25/34	988,997
1,000	3 Month Term SOFR + 7.08% (a)	11.359	(h)	01/25/34	924,701
2,500	VINE Trust (a)	4.75		12/17/40	2,346,667
	Total Asset-Backed Securities (Cost $108,954,507)				107,783,769

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
	Federal National Mortgage Association,
	IO REMIC
$174		1.872	(h)%	03/25/44	$9,923
31	6.44% - SOFR30A	2.082	(i)	08/25/41	596
342		2.376	(h)	10/25/39	20,260
488	Government National Mortgage Association, IO 6.14% - 1 Month Term SOFR	1.817	(i)	12/20/42	56,782
2,522	RCO VII Mortgage LLC, Class A1 (a)	7.021		01/25/29	2,536,655
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,530,240)				2,624,216
	Commercial Mortgage-Backed Securities (3.9%)
1,165	BAHA Trust, Class B (Bahamas) (a)	7.069	(h)	12/10/41	1,193,369
2,582	Bayview Commercial Asset Trust, Class A4A 1 Month Term SOFR + 1.61% (a)	5.941	(h)	12/25/37	2,254,898
1,755	BPR Trust, Class A 1 Month Term SOFR + 1.86% (a)	6.187	(h)	06/15/38	1,738,980
900	Citigroup Commercial Mortgage Trust (a)	3.62	(h)	12/10/41	734,063
1,500	Commercial Mortgage Trust (a)	3.513	(h)	08/15/57	1,348,019
1,542	COOF Securitization Trust, IO (a)	2.171	(h)	10/25/40	82,253
	Credit Suisse Mortgage Trust, Class A
2,447	1 Month Term SOFR + 3.57% (a)	7.896	(h)	05/09/25	2,391,747
4,330	1 Month Term SOFR + 3.83% (a)	8.151	(h)	08/15/26	3,996,572
	Federal Home Loan Mortgage Corporation,
	IO
7,000		2.719	(h)	01/25/49	886,848
6,430		3.173	(h)	11/25/36	1,550,967
9,926		4.481	(h)	11/25/55	2,540,645
189	FREMF Mortgage Trust SOFR30A + 5.36% (a)	9.698	(h)	07/25/26	59,902
	Harvest Commercial Capital Loan Trust, Class A
2,944		6.164		10/25/56	3,056,317
2,500	(a)	5.964	(h)	04/25/52	2,302,539
1,500	(a)	6.337	(h)	09/25/46	1,441,654
136	JPMBB Commercial Mortgage Securities Trust (a)	4.20	(h)	09/15/47	117,091
	KGS-Alpha SBA COOF Trust
	IO
166	(a)	2.556	(h)	04/25/40	6,844

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$364	(a)	2.839	(h)%	07/25/41	$22,054
	2,000	Natixis Commercial Mortgage Securities Trust (a)	4.272	(h)	05/15/39	1,786,299
	3,000	SG Commercial Mortgage Securities Trust (a)	3.593	(h)	09/15/39	2,501,221
	675	Sutherland Commercial Mortgage Trust (a)	2.23	(h)	12/25/41	583,231
EUR	316	Taurus 2018-1 IT SRL 3 Month EURIBOR + 2.78% (Italy)	5.302	(h)	05/18/32	360,352
		Velocity Commercial Capital Loan Trust
	$200	(a)	6.90		05/25/47	199,646
	1,786	(a)	6.58	(h)	04/25/54	1,805,832
		Total Commercial Mortgage-Backed Securities (Cost $33,746,871)				32,961,343
		Mortgages - Other (21.5%)
	2,500	ATLX Trust, Class M1 (a)	4.304	(h)	04/25/64	2,339,284
	64	Banc of America Alternative Loan Trust 1 Month Term SOFR + 0.76%	5.091	(h)	07/25/46	49,491
		Banc of America Funding Trust
	4		5.25		07/25/37	3,415
	281		5.50		09/25/35	263,755
	41		6.00		07/25/37	34,587
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	7.983	(h)	12/30/63	1,063,062
	$60	BCAP LLC Trust (a)	4.773	(h)	03/26/37	55,726
	42	Bear Stearns ARM Trust	4.237	(h)	05/25/47	35,747
	18	Bear Stearns Asset Backed Securities Trust	5.246	(h)	07/25/36	18,326
	4,000	Boston Lending Trust (a)	3.25	(h)	05/25/62	3,638,904
		Brean Asset Backed Securities Trust
	5,325	(a)	4.00		09/25/63	5,078,144
	2,554	(a)	4.50	(h)	03/25/78	2,493,362
		Cascade Funding Mortgage Trust, Class M1
	2,411	(a)	2.00	(h)	09/25/50	2,369,976
	1,066	(a)	2.00	(h)	02/25/52	978,157
	2,000	(a)	3.00	(h)	05/25/34	1,714,452
	4,000	(a)	3.00	(h)	06/25/34	3,371,866
	3,000	(a)	3.00	(h)	03/25/35	2,608,690
	4,500	(a)	3.25	(h)	11/25/35	4,407,884
	5,500	(a)	4.25	(h)	04/25/33	5,059,256
	2,362	(a)	6.405		11/25/29	2,370,874
		Champs Trust, Class A
	3,940	(a)	7.841	(h)	04/25/60	4,107,584
	2,880	(a)	8.774	(h)	07/25/59	2,965,118

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$2,447	(a)	9.576	(h)%	11/25/59	$2,547,164
	52	ChaseFlex Trust	6.50		02/25/35	35,437
		CHL Mortgage Pass-Through Trust
	225		4.936	(h)	09/25/34	204,064
	66		5.50		05/25/34	64,287
	640		6.00		12/25/36	357,359
	52	Citigroup Mortgage Loan Trust, Inc.	5.08	(h)	11/25/36	45,972
		Countrywide Alternative Loan Trust
	39		4.151	(h)	05/25/36	36,241
	31		4.454	(h)	08/25/35	28,578
	100		4.493	(h)	10/25/35	93,181
	72	1 Month Term SOFR + 0.47%	4.801	(h)	05/25/47	65,539
	149	1 Month Term SOFR + 0.61%	4.941	(h)	10/25/35	87,472
	16		5.50		02/25/36	8,106
	333		6.00		04/25/36	155,673
		Countrywide Reperforming Loan REMIC Trust
		REMIC
	86	(a)	6.50		03/25/35	90,679
	67	(a)	7.50		11/25/34	56,023
	6,323	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.078	(h)	03/25/45	7,014,461
		CSFB Mortgage-Backed Pass-Through Certificates
	149		6.50		12/25/33	150,072
	197		7.50		10/25/32	197,242
	1,653	CSMC Mortgage-Backed Trust	6.50		05/25/36	414,218
	2,691	Ellington Financial Mortgage Trust (a)	4.50	(h)	03/25/54	2,523,316
EUR	59	EMF-NL Prime BV 3 Month EURIBOR + 0.80% (Netherlands)	3.063	(h)	04/17/41	65,913
	2,045	Eurohome Italy Mortgages Srl, Class A 3 Month EURIBOR + 0.60% (Italy)	3.189	(h)	11/02/54	2,172,481
	567	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	2.816	(h)	08/02/50	597,143
		Finance of America Structured Securities Trust, Class A1
	$3,588	(a)	2.00	(h)	06/25/52	3,565,365
	2,789	(a)	3.50		04/25/74	2,692,677
	3,931	(a)	3.50		11/25/74	3,747,028
	798	GITSIT Mortgage Loan Trust, Class A1 (a)	7.466		06/25/54	798,235

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.602	(h)%	06/18/38	$1,807,502
		GSR Mortgage Loan Trust
	$76		4.169	(h)	03/25/37	39,681
	9		4.306	(h)	05/25/35	6,528
	241		5.549	(h)	12/25/34	223,910
	799	PAC	5.50		03/25/35	697,774
	140	HarborView Mortgage Loan Trust	5.456	(h)	05/19/33	129,937
EUR	478	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	2.527	(h)	03/22/44	478,867
	$2,355	Imperial Fund Mortgage Trust, Class A1 (a)	7.369		11/25/67	2,370,029
	109	JP Morgan Alternative Loan Trust	6.00		12/25/35	73,182
	3,298	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35		07/13/52	3,010,945
EUR	657	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	2.841	(h)	09/16/48	688,540
	$338	Lehman Mortgage Trust	6.50		09/25/37	123,733
	2,200	LHOME Mortgage Trust, Class A1 (a)	8.00		08/25/28	2,222,833
		Ludgate Funding PLC
EUR	794	3 Month EURIBOR + 0.85% (United Kingdom)	3.178	(h)	01/01/61	865,903
	454	3 Month EURIBOR + 1.10% (United Kingdom)	3.428	(h)	01/01/61	489,680
		Mansard Mortgages PLC
GBP	348	3 Month GBP SONIA + 1.22% (United Kingdom)	5.703	(h)	10/15/48	436,001
	239	3 Month GBP SONIA + 2.12% (United Kingdom)	6.601	(h)	12/15/49	317,287
	513	3 Month GBP SONIA + 3.12% (United Kingdom)	7.601	(h)	12/15/49	682,705
	$378	MASTR Alternative Loan Trust	6.00		05/25/33	362,821
	25	MASTR Asset Securitization Trust 1 Month Term SOFR + 6.00%	6.00	(h)	06/25/36	15,708
	975	Merrill Lynch Mortgage Investors Trust, IO (a)	0.033	(h)	02/25/36	10
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	7.802	(h)	03/13/46	2,660,344
	$52	MortgageIT Trust 1 Month Term SOFR + 1.01%	5.341	(h)	10/25/35	51,729
GBP	567	Newgate Funding PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.601	(h)	12/15/50	730,533
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$1,940		5.755	(h)	06/25/36	525,139
	96		7.061	(h)	06/25/36	78,193
	3,394	NRM FHT1 Excess Owner LLC, Class A (a)	6.545		03/25/32	3,424,073

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		NYMT Loan Trust, Class A
	$2,305	(a)	6.381%		02/25/30	$2,306,530
	1,630	(a)	7.154		02/25/29	1,641,806
		Ocwen Loan Investment Trust, Class M1
	3,000	(a)	3.00	(h)	06/25/36	2,895,078
	1,900	(a)	3.00		02/25/37	1,765,230
	1,500	Onity Loan Investment Trust (a)	5.00	(h)	08/25/37	1,352,928
		PRET LLC, Class A1
	2,270	(a)	4.843		09/25/51	2,263,191
	4,394	(a)	7.52		04/27/54	4,411,912
	1,195	PRKCM 2023-AFC1 Trust, Class A1 (a)	6.598		02/25/58	1,199,981
	1,527	PRKCM 2023-AFC4 Trust, Class A1 (a)	7.225		11/25/58	1,555,187
EUR	3,000	PRPM Fundido DAC, Class A 3 Month EURIBOR + 1.00% (Spain) (a)	3.181	(h)	04/29/75	3,321,753
	$1,555	PRPM LLC (a)	4.00		05/25/54	1,385,289
		Residential Accredit Loans, Inc. Trust
	47		6.00		04/25/36	34,603
	26		6.00		01/25/37	20,560
	197	RFMSI Trust	6.00		07/25/36	173,097
	962	RiverView HECM Trust 1 Month Term SOFR + 0.38%	4.711	(h)	05/25/47	844,034
GBP	380	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	5.072	(h)	06/12/44	493,244
		RMF Buyout Issuance Trust, Class M2
	$3,500	(a)	3.63	(h)	10/25/50	3,156,029
	1,200	(a)	3.69	(h)	11/25/31	1,132,814
	4,000	(a)	4.50	(h)	04/25/32	3,337,134
	9,127	(a)	6.00		10/25/50	6,521,586
	4,455	RMF Buyout Issuance Trust (a)	6.00	(h)	11/25/31	3,976,282
		RMF Proprietary Issuance Trust, Class A1
	2,684	(a)	3.00	(h)	01/25/62	2,461,026
	2,645	(a)	3.25	(h)	04/26/60	2,319,926
	3,000	(a)	3.75	(h)	06/25/62	2,609,951
	996	(a)	4.00	(h)	08/25/62	958,142
		Saluda Grade Alternative Mortgage Trust,
	3,127	Class A1, (a)	7.118		01/25/30	3,132,122
	4,000	Class A1, (a)	7.50		02/25/30	4,016,871
	4,000	Class A1, (a)	7.762		04/25/30	4,046,341
	2,500	Class M1, (a)	7.50	(h)	05/25/50	2,511,180

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Seasoned Credit Risk Transfer Trust, Class M
	$3,250	(a)	4.25	(h)%	08/25/59	$3,117,379
	2,500	(a)	4.25	(h)	05/25/60	2,396,984
	5,500	(a)	4.50	(h)	02/25/59	5,228,068
	4,217		4.75	(h)	10/25/58	4,121,741
	125	Sequoia Mortgage Trust 1 Month Term SOFR + 0.73%	5.054	(h)	07/20/33	115,805
	178	Stanwich Mortgage Loan Co. LLC (a)	6.235		10/16/26	178,364
	42	STARM Mortgage Loan Trust	5.029	(h)	10/25/37	36,500
		Structured Adjustable Rate Mortgage Loan Trust
	250		4.235	(h)	11/25/34	220,213
	244		5.528	(h)	02/25/35	237,398
	335	Structured Asset Mortgage Investments II Trust	3.743	(h)	04/19/35	296,626
	948	Structured Asset Securities Corp., IO (a)	0.015	(h)	07/25/35	26,179
EUR	1,608	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	2.559	(h)	12/28/50	1,655,547
	$195	Wells Fargo Alternative Loan Trust	7.948	(h)	07/25/37	192,158
		Total Mortgages - Other (Cost $175,269,162)				179,021,962
		Senior Loan Interests (0.3%)
	2,625	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (j) (acquired 12/07/2021) (Cost $2,625,000)	12.882	(h)	12/15/26	2,625,000
		Supranational (0.6%)
	1,800	African Export-Import Bank (a)	3.798		05/17/31	1,593,063
		Banque Ouest Africaine de Developpement
EUR	1,970		2.75		01/22/33	1,887,288
	$1,840	(a)	4.70		10/22/31	1,667,960
		Total Supranational (Cost $5,162,212)				5,148,311
NUMBER OF SHARES (000)
		Investment Company (0.8%)
	139	Eaton Vance Floating-Rate ETF (See Note 9) (Cost $6,986,667)				6,815,774

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (15.3%)
	U.S. Treasury Securities (8.3%)
	U.S. Treasury Bill
$2,000	(k)	4.288%	06/12/25	$1,990,216
10,000	(k)	4.294	07/22/25	9,904,694
12,040	(k)	4.31	06/12/25	11,981,341
5,000	(k)	4.31	06/12/25	4,975,383
25,860	(k)(l)	4.317	08/05/25	25,572,092
5,000	(k)	4.318	07/22/25	4,952,347
300	(k)	4.321	07/22/25	297,141
10,000	(k)	5.16	06/12/25	9,950,872
	Total U.S. Treasury Securities (Cost $69,621,829)			69,624,086
NUMBER OF SHARES (000)
	Investment Company (5.6%)
46,734	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.26% (See Note 9) (Cost $46,734,183)			46,734,183
	Securities held as Collateral on Loaned Securities (1.4%)
	Investment Company (1.4%)
11,513	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.26% (See Note 9) (Cost $11,512,518)			11,512,518
	Total Short-Term Investments (Cost $127,868,530)			127,870,787
	Total Investments (Cost $900,867,700) including $11,285,827 of Securities Loaned (m)(n)		109.2%	911,746,432
	Liabilities in Excess of Other Assets		(9.2)	(77,164,982)
	Net Assets		100.0%	$834,581,450

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  ARM  Adjustable Rate Mortgages.

  CLO  Collateralized Loan Obligation.

  CR  Custodial Receipts.

  DAC  Designated Activity Company.

  ETF  Exchange Traded Fund.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  PIK  Payment-in-Kind.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  TBA  To Be Announced.

  @  Value is less than $500.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  All or a portion of this security was on loan at April 30, 2025.

  (c)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2025.

  (d)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

  (e)  When-issued security.

  (f)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2025. Maturity date disclosed is the ultimate maturity date.

  (g)  Security is subject to delayed delivery.

  (h)  Floating or variable rate securities: The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (i)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2025.

  (j)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at April 30, 2025 amounts to $2,625,000 and represents 0.3% of net assets.

  (k)  Rate shown is the yield to maturity at April 30, 2025.

  (l)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (m)  Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (n)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,068,002 and the aggregate gross unrealized depreciation is $25,254,775, resulting in net unrealized appreciation of $5,813,227.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2025:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia & New Zealand Banking Group Ltd.		$966,679	AUD	1,509,740	6/26/25	$977
Australia & New Zealand Banking Group Ltd.		$1,219,271	NZD	2,045,248	6/26/25	(2,332)
Bank of America NA	DKK	25,492,634		$3,765,502	6/26/25	(118,368)
Bank of America NA	EUR	4,786,620		$5,438,015	6/26/25	(1,926)
Barclays Bank PLC	CAD	21,158,438		$14,995,084	6/26/25	(396,082)
Barclays Bank PLC	NZD	14,160,429		$7,951,860	6/26/25	(473,708)
Barclays Bank PLC	PEN	45,598,147		$12,334,274	6/26/25	(82,740)
Barclays Bank PLC		$8,465,921	AUD	13,951,403	6/26/25	476,119
Barclays Bank PLC		$5,123,463	EUR	4,495,336	6/26/25	(14,563)
Barclays Bank PLC		$272,773	GBP	204,157	6/26/25	(634)
BNP Paribas SA	AUD	20,410,000		$12,387,298	6/26/25	(694,327)
BNP Paribas SA	AUD	2,952,542		$1,877,431	6/26/25	(14,977)
BNP Paribas SA	EUR	171,829,870		$188,459,908	6/26/25	(6,822,851)
BNP Paribas SA	EUR	4,048,190		$4,455,950	6/26/25	(144,773)
BNP Paribas SA		$4,474,871	JPY	648,555,800	5/20/25	70,302
BNP Paribas SA		$13,059,505	JPY	1,892,466,000	6/26/25	258,418
BNP Paribas SA		$25,235,451	MXN	508,837,433	6/26/25	532,103
Citibank NA	EUR	848,474		$966,823	6/26/25	2,542
Citibank NA	EUR	3,191,080		$3,657,434	6/26/25	30,807
Citibank NA		$14,164,493	EUR	12,424,405	6/26/25	(44,293)
Citibank NA		$2,187,130	KRW	3,114,692,500	6/26/25	11,081
Citibank NA		$2,187,054	KRW	3,114,692,500	6/26/25	11,157
Citibank NA		$225,458	PEN	830,249	6/26/25	630
Goldman Sachs International	EUR	59,091	HUF	24,320,000	6/26/25	788
HSBC Bank PLC	EUR	713,447		$813,266	6/26/25	2,442
HSBC Bank PLC	JPY	1,514,346,916		$10,705,669	6/26/25	48,698
JPMorgan Chase Bank NA	AUD	4,308,605		$2,728,162	6/26/25	(33,404)
JPMorgan Chase Bank NA	CNH	31,777,500		$4,327,754	6/26/25	(60,673)
JPMorgan Chase Bank NA	CNH	31,777,500		$4,327,977	6/26/25	(60,450)
JPMorgan Chase Bank NA	CZK	275,000	EUR	10,911	6/26/25	(100)
JPMorgan Chase Bank NA	JPY	1,279,115,000		$8,731,399	6/26/25	(270,166)
JPMorgan Chase Bank NA	JPY	648,555,800		$4,422,914	5/20/25	(122,259)
JPMorgan Chase Bank NA	JPY	1,211,040,000		$8,506,128	6/26/25	(16,370)
JPMorgan Chase Bank NA	KRW	6,229,385,000		$4,284,898	6/26/25	(111,524)
JPMorgan Chase Bank NA	MXN	497,547,141		$23,890,672	6/26/25	(1,305,140)
JPMorgan Chase Bank NA		$13,213,899	CAD	18,650,000	6/26/25	352,568
JPMorgan Chase Bank NA		$23,014	DKK	149,023	6/26/25	(310)
JPMorgan Chase Bank NA		$2,156,442	EUR	1,885,000	6/26/25	(14,160)
JPMorgan Chase Bank NA		$3,055,781	EUR	2,650,000	6/26/25	(44,085)
JPMorgan Chase Bank NA		$4,441,326	JPY	648,555,800	6/26/25	122,780

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA		$3,725,579	JPY	544,037,000	6/26/25	$102,993
JPMorgan Chase Bank NA		$2,431,204	JPY	349,435,000	6/26/25	27,888
JPMorgan Chase Bank NA		$2,425,717	JPY	349,435,000	6/26/25	33,375
Royal Bank of Canada	MXN	35,484,000		$1,674,450	6/26/25	(122,462)
Royal Bank of Canada	NZD	18,623,525		$11,040,920	6/26/25	(40,226)
Standard Chartered Bank	EUR	2,935,647		$3,400,608	6/26/25	64,277
Standard Chartered Bank		$874,579	EUR	788,000	6/26/25	20,974
State Street Bank and Trust Co.	EUR	10,919	CZK	275,000	6/26/25	91
State Street Bank and Trust Co.	HUF	24,320,000	EUR	59,423	6/26/25	(412)
UBS AG	EUR	241,000		$275,963	6/26/25	2,069
UBS AG	GBP	3,300,000		$4,216,390	6/26/25	(182,459)
UBS AG	GBP	5,969,040		$7,626,087	6/26/25	(330,552)
UBS AG		$1,793,464	CAD	2,530,000	6/26/25	46,920
						$(9,306,327)

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2025:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
German Euro-Bobl Index (Germany)	539	Jun-25	EUR	53,900	$73,046,847	$846,852
German Euro-Bund Index (Germany)	125	Jun-25		12,500	18,660,880	145,315
U.S. Treasury 5 yr. Note (United States)	826	Jun-25		$82,600	90,195,329	1,749,197
U.S. Treasury 10 yr. Note (United States)	882	Jun-25		88,200	98,976,937	875,267
U.S. Treasury 10 yr. Ultra Note (United States)	128	Jun-25		12,800	14,686,000	77,204
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	94	Jun-25	EUR	(9,400)	(13,215,154)	67,672
French Government Bond Index (France)	42	Jun-25		(4,200)	(5,977,916)	(12,520)
SFE 10 yr. Australian Bond Index (Australia)	69	Jun-25	AUD	(6,900)	(5,081,528)	(71,091)
TSE Japanese 10 Yr. Bond (Japan)	30	Jun-25	JPY	(3,000,000)	(29,511,120)	(57,721)
U.S. Treasury Ultra Long Bond (United States)	115	Jun-25		$(11,500)	(13,918,594)	(250,796)
						$3,369,379

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at April 30, 2025:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.590%	Monthly/ Monthly	12/13/27	MXN	165,765	$214,184	$—	$214,184
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.590	Monthly/ Monthly	12/13/27		165,765	214,184	—	214,184
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.610	Monthly/ Monthly	12/10/27		112,720	147,849	—	147,849
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.640	Monthly/ Monthly	12/10/27		218,810	295,226	—	295,226
								$871,443	$—	$871,443

SFE  Sydney Futures Exchange.

TIIE  Interbank Equilibrium Interest Rate.

TSE  Tokyo Stock Exchange.

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CNH  —  Chinese Yuan Renminbi Offshore

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  April 30, 2025 (unaudited) continued

Portfolio Composition*

CLASSIFICATION
Corporate Bonds	32.8%
Mortgages - Other	19.9
Short-Term Investments	12.9
Asset-Backed Securities	12.0
Sovereign	9.2
Agency Fixed Rate Mortgages	7.5
Commercial Mortgage-Backed Securities	3.7
Investment Company	0.8
Supranational	0.6
Collateralized Mortgage Obligations - Agency Collateral Series	0.3
Senior Loan Interests	0.3
Total	100.0	%**

  *  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2025.

  **  Does not include open futures contracts with a value of $363,270,305 and net unrealized appreciation of $3,369,379. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $9,306,327. Also does not include open swap agreements with with total unrealized appreciation of $871,443.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2025 (unaudited)

Assets:
Investments in securities, at value (cost $835,634,332) (Including $11,285,827 for securities loaned)	$846,683,957
Investment in affiliate, at value (cost $65,233,368)	65,062,475
Total investments in securities, at value (cost $900,867,700)	911,746,432
Unrealized appreciation on open foreign currency forward exchange contracts	2,219,999
Receivable for:
Interest	8,016,889
Investments sold	7,700,473
Variation margin on open futures contracts	4,374,303
Shares of beneficial interest sold	308,734
Dividends from affiliate	257,914
Variation margin on open swap agreements	60,757
Dividends receivable	43,127
Securities lending income	16,605
Foreign withholding taxes reclaimed	7,005
Prepaid expenses and other assets	126,601
Total Assets	934,878,839
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	11,526,326
Collateral on securities loaned, at value	11,512,518
Payable to Bank	1,258,304
Due to broker	300,000
Payable for:
Investments purchased	73,261,777
Shares of beneficial interest redeemed	1,640,541
Advisory fee	210,661
Dividends to shareholders	128,239
Transfer and sub transfer agency fees	88,320
Administration fee	56,209
Trustees' fees	34,671
Distribution fee	21,240
Deferred capital gain country tax	14,683
Accrued expenses and other payables	243,900
Total Liabilities	100,297,389
Net Assets	$834,581,450
Composition of Net Assets:
Paid-in-Capital	$895,660,384
Total Accumulated Loss	(61,078,934)
Net Assets	$834,581,450

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities April 30, 2025 (unaudited)

Class A Shares:
Net Assets	$57,709,789
Shares Outstanding (unlimited shares authorized, $0.01 par value)	11,120,469
Net Asset Value Per Share	$5.19
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.36
Class L Shares:
Net Assets	$2,318,159
Shares Outstanding (unlimited shares authorized, $0.01 par value)	446,902
Net Asset Value Per Share	$5.19
Class I Shares:
Net Assets	$411,912,092
Shares Outstanding (unlimited shares authorized, $0.01 par value)	78,163,226
Net Asset Value Per Share	$5.27
Class C Shares:
Net Assets	$10,193,729
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,967,050
Net Asset Value Per Share	$5.18
Class R6 Shares:
Net Assets	$352,435,427
Shares Outstanding (unlimited shares authorized, $0.01 par value)	66,839,394
Net Asset Value Per Share	$5.27
Class IR Shares:
Net Assets	$12,254
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,325
Net Asset Value Per Share	$5.27

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2025 (unaudited)

Net Investment Income: Income
Interest (net of $101,000 foreign withholding tax)	$19,829,185
Dividends from affiliates (Note 9)	2,058,312
Dividends	989,954
Income from securities loaned - net	60,712
Total Income	22,938,163
Expenses
Advisory fee (Note 4)	1,340,355
Administration fee (Note 4)	335,089
Sub transfer agency fees and expenses (Class A)	31,128
Sub transfer agency fees and expenses (Class L)	1,292
Sub transfer agency fees and expenses (Class I)	262,763
Sub transfer agency fees and expenses (Class C)	3,778
Distribution fee (Class A) (Note 5)	71,572
Distribution fee (Class L) (Note 5)	5,753
Distribution fee (Class C) (Note 5)	54,220
Professional fees	118,786
Custodian fees (Note 8)	65,976
Registration fees	48,727
Shareholder reports and notices	21,912
Transfer agency fees and expenses (Class A) (Note 6)	5,758
Transfer agency fees and expenses (Class L) (Note 6)	1,525
Transfer agency fees and expenses (Class I) (Note 6)	8,042
Transfer agency fees and expenses (Class C) (Note 6)	3,458
Transfer agency fees and expenses (Class R6) (Note 6)	1,397
Transfer agency fees and expenses (Class IR) (Note 6)	927
Trustees' fees and expenses	8,277
Other	46,731
Total Expenses	2,437,466
Less: rebate from Morgan Stanley affiliates (Note 9)	(113,485)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(920)
Net Expenses	2,323,061
Net Investment Income	20,615,102

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2025 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $589 of Capital Gain Country Tax)	$(1,680,972)
Investments in affiliates (Note 9)	(759,779)
Foreign currency forward exchange contracts	1,665,184
Foreign currency transaction	451,239
Futures contracts	(4,873,366)
Swap agreements	(1,062,857)
Net Realized Loss	(6,260,551)
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of decrease in deferred capital gain country tax of $795)	16,016,138
Investments in affiliates (Note 9)	917
Foreign currency forward exchange contracts	(9,960,389)
Foreign currency translation	220,061
Futures contracts	6,860,052
Swap agreements	1,624,897
Net Change in Unrealized Appreciation (Depreciation)	14,761,676
Net Gain	8,501,125
Net Increase in Net Assets Resulting from Operations	$29,116,227

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2025	FOR THE YEAR ENDED OCTOBER 31, 2024
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$20,615,102	$41,300,975
Net realized gain (loss)	(6,260,551)	4,652,896
Net change in unrealized appreciation (depreciation)	14,761,676	42,339,491
Net Increase in Net Assets Resulting from Operations	29,116,227	88,293,362
Dividends and Distributions to Shareholders:
Class A	(1,415,467)	(2,432,366)
Class L	(52,628)	(96,973)
Class I	(11,097,651)	(21,098,941)
Class C	(223,944)	(474,674)
Class R6	(8,794,723)	(11,630,275)
Class IR	(313)	(524)
Paid-In-Capital:
Class A	—	(407,229)
Class L	—	(17,644)
Class I	—	(3,950,928)
Class C	—	(89,401)
Class R6	—	(2,031,880)
Class IR	—	(91)
Total Dividends and Distributions to Shareholders	(21,584,726)	(42,230,926)
Net increase (decrease) from transactions in shares of beneficial interest	38,297,374	(23,297,253)
Net Increase	45,828,875	22,765,183
Net Assets:
Beginning of period	788,752,575	765,987,392
End of Period	$834,581,450	$788,752,575

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies Investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE;

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned, net of applicable withholding taxes.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2025:

GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$11,285,827	(a)	$—	$(11,285,827	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $11,512,518, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $70,550 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board ("FASB") ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2025:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$11,512,518	$—	$—	$—	$11,512,518
Total Borrowings	$11,512,518	$—	$—	$—	$11,512,518
Gross amount of recognized liabilities for securities lending transactions					$11,512,518

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K. Segment Reporting — During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Corporate Bonds	$—	$295,808,769	$—	$295,808,769
Sovereign	—	83,036,401	—	83,036,401
Agency Fixed Rate Mortgages	—	68,050,100	—	68,050,100
Asset-Backed Securities	—	107,783,769	—	107,783,769
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,624,216	—	2,624,216
Commercial Mortgage-Backed Securities	—	32,961,343	—	32,961,343
Mortgages — Other	—	179,021,962	—	179,021,962

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Senior Loan Interests	$—	$2,625,000	$—	$2,625,000
Supranational	—	5,148,311	—	5,148,311
Total Fixed Income Securities	—	777,059,871	—	777,059,871
Short-Term Investments
Investment Company	6,815,774	—	—	6,815,774
U.S. Treasury Securities	—	69,624,086	—	69,624,086
Investment Company	58,246,701	—	—	58,246,701
Total Short-Term Investments	58,246,701	69,624,086	—	127,870,787
Foreign Currency Forward Exchange Contracts	—	2,219,999	—	2,219,999
Futures Contracts	3,761,507	—	—	3,761,507
Centrally Cleared Interest Rate Swap Agreements	—	871,443	—	871,443
Total Assets	68,823,982	849,775,399	—	918,599,381
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(11,526,326)	—	(11,526,326)
Futures Contracts	(392,128)	—	—	(392,128)
Total Liabilities	(392,128)	(11,526,326)	—	(11,918,454)
Total	$68,431,854	$838,249,073	$—	$906,680,927

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser may seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk as of the date of the statement of assets and liabilities, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

If applicable, the current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swaps once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2025:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$3,761,507	(a)	Variation margin on open futures contracts	$(392,128	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	2,219,999		Unrealized depreciation on open foreign currency forward exchange contracts	(11,526,326)
Interest Rate Risk	Variation margin on open swap agreements	871,443	(a)	Variation margin on open swap agreements	—
		$6,852,949			$(11,918,454)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2025 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(4,873,366)	$—	$(1,710,336)
Currency Risk	—	1,665,184	—
Credit Risk	—	—	647,479
Total	$(4,873,366)	$1,665,184	$(1,062,857)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$6,860,052	$—	$1,624,897
Currency Risk	—	(9,960,389)	—
Total	$6,860,052	$(9,960,389)	$1,624,897

At April 30, 2025, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$2,219,999	$(11,526,326)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2025:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Australia & New Zealand Banking Group Ltd.	$977	$(977)	$—	$0
Barclays Bank PLC	476,119	(476,119)	—	0
BNP Paribas SA	860,823	(860,823)	—	0
Citibank NA	56,217	(44,293)	—	11,924
Goldman Sachs International	788	—	(788)	0
HSBC Bank PLC	51,140	—	—	51,140
JPMorgan Chase Bank NA	639,604	(639,604)	—	0
Standard Chartered Bank	85,251	—	—	85,251
State Street Bank and Trust Co.	91	(91)	—	0
UBS AG	48,989	(48,989)	—	0
Total	$2,219,999	$(2,070,896)	$(788)	$148,315

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(a)	NET AMOUNT (NOT LESS THAN $0)
Australia & New Zealand Banking Group Ltd.	$2,332	$(977)	$—	$1,355
Bank of America NA	120,294	—	—	120,294
Barclays Bank PLC	967,727	(476,119)	(491,608)	0
BNP Paribas SA	7,676,928	(860,823)	—	6,816,105
Citibank NA	44,293	(44,293)	—	0
JPMorgan Chase Bank NA	2,038,641	(639,604)	—	1,399,037
Royal Bank of Canada	162,688	—	—	162,688
State Street Bank and Trust Co.	412	(91)	—	321
UBS AG	513,011	(48,989)	(351,726)	112,296
Total	$11,526,326	$(2,070,896)	$(843,334)	$8,612,096

(a)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

For the six months ended April 30, 2025, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$419,833,993
Futures Contracts:
Average monthly notional value	$352,112,739
Swap Agreements:
Average monthly notional amount	$93,154,927

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class R6 and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2025, $920 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year. For the six months ended April 30, 2025, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2025, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $172, and received $1,872 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $2,280.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2025		FOR THE YEAR ENDED OCTOBER 31, 2024
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,095,150	$5,657,889	2,526,327	$12,856,305
Reinvestment of dividends	255,223	1,321,530	525,898	2,681,367
Redeemed	(1,368,980)	(7,083,284)	(2,511,036)	(12,791,519)
Net increase (decrease) — Class A	(18,607)	(103,865)	541,189	2,746,153
CLASS L SHARES
Exchanged	—	—	2	10
Reinvestment of dividends	9,508	49,217	20,992	106,982
Redeemed	(17,662)	(91,256)	(62,302)	(317,158)
Net decrease — Class L	(8,154)	(42,039)	(41,308)	(210,166)
CLASS I SHARES
Sold	11,118,506	58,391,547	23,229,035	119,731,833
Reinvestment of dividends	1,960,219	10,305,858	4,483,699	23,193,703
Redeemed	(22,116,976)	(116,057,562)	(37,260,470)	(192,449,962)
Net decrease — Class I	(9,038,251)	(47,360,157)	(9,547,736)	(49,524,426)
CLASS C SHARES
Sold	166,932	863,008	123,456	621,836
Reinvestment of dividends	41,621	215,232	102,304	520,940
Redeemed	(487,346)	(2,517,640)	(848,613)	(4,324,924)
Net decrease — Class C	(278,793)	(1,439,400)	(622,853)	(3,182,148)
CLASS R6 SHARES
Sold	18,737,994	98,334,982	2,912,870	14,680,959
Reinvestment of dividends	1,671,872	8,794,723	2,638,655	13,662,155
Redeemed	(3,780,092)	(19,887,183)	(279,935)	(1,470,395)
Net increase — Class R6	16,629,774	87,242,522	5,271,590	26,872,719
CLASS IR SHARES
Reinvestment of dividends	59	313	119	615
Net increase (decrease) in Fund	7,286,028	$38,297,374	(4,398,999)	$(23,297,253)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2025, aggregated $1,166,934,248 and $1,107,619,863, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $848,740,260 and $821,984,417, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, advisory fees paid were reduced by $37,149 relating to the Fund's investment in the Liquidity Fund.

The Fund invests in Eaton Vance Floating-Rate ETF, an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the six months ended April 30, 2025, advisory fees paid were reduced by $76,336 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2025 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2024	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2025
Liquidity Fund	$53,529,777	$340,595,631	$335,878,707	$1,099,426	$—	$—	$58,246,701
Eaton Vance Floating-Rate ETF	17,889,000	12,171,401	22,485,765	958,886	(759,779)	917	6,815,774
Total	$71,418,777	$352,767,032	$358,364,472	$2,058,312	$(759,779)	$917	$65,062,475

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2025, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $847. At April 30, 2025, the Fund had an accrued pension liability of $34,671, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

benefits as shown in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:		2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME	PAID-IN- CAPITAL
$35,733,753	$6,497,173	$42,968,263	$6,969,930

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

At October 31, 2024, the Fund had no distributable earnings on a tax basis.

At October 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $19,688,540 and $40,446,171, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2025, the Fund did not have any borrowings under the Facility.

12. Other

At April 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.1%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Certain regulators and industry groups have taken

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  April 30, 2025 (unaudited) continued

actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments).There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments.

15. Subsequent Event

The Board of Trustees of the Fund (the "Board") has approved various changes to the Fund, including: (i) changing the Fund's name from "Morgan Stanley Global Fixed Income Opportunities Fund" to "Morgan Stanley Income Opportunities Fund"; (ii) changing the Fund's benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index; (iii) terminating the Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited with respect to the Fund; and (iv) amending the Fund's principal investment strategies to (a) remove the Fund's non-fundamental investment policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of fixed-income securities, (b) remove the limitation to invest no more than 20% of the Fund's net assets in loan-related investments, (c) add a minimum average credit quality for the Fund of BBB- or higher as rated by S&P Global Ratings Group or Fitch Ratings, Inc. or Baa3 or higher as rated by Moody's Investors Service, Inc. and (d) distinguish that agency and non-agency residential and commercial mortgage-backed securities are different asset classes or market segments for purposes of the Fund's strategy to invest, under normal circumstances, up to 65% of its net assets in any one asset class or market segment. In addition, the portfolio managers for the Fund will change from Michael Kushma, Utkarsh Sharma, Leon Grenyer and Vishal Khanduja to Michael Kushma, Andrew Szczurowski, Brian Shaw and Justin Bourgette. Each of these changes will be effective May 30, 2025 (the "Effective Date").

In addition, the Board unanimously approved the reorganization of the Fund (the "Acquired Fund") into an exchange-traded fund ("ETF"), which will be managed by the Adviser. The Board, which is comprised solely of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired fund, determined that participation in the Reorganization (as defined below) is in the best interest of the Acquired Fund and the interest of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

Subject to shareholder approval, the Acquired Fund will be reorganized into Eaton Vance Income Opportunities ETF, a series of Morgan Stanley ETF Trust (the "Reorganization"). If approved by Acquired Fund Shareholders, the Reorganization is anticipated to occur (after the close of trading) on or about November 7, 2025.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.86		$4.97		$5.68		$5.70		$5.73
Income (loss) from investment operations:
Net investment income(1)	0.12		0.25		0.23		0.17		0.14		0.15
Net realized and unrealized gain (loss)	0.06		0.29		(0.02)		(0.67)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.18		0.54		0.21		(0.50)		0.13		0.15
Less distributions from:
Net investment income	(0.13)		(0.22)		(0.27)		(0.21)		(0.14)		(0.18)
Net realized gain	—		—		—		—		(0.01)		—
Paid-in-capital	—		(0.04)		(0.05)		—		—		—
Total distributions	(0.13)		(0.26)		(0.32)		(0.21)		(0.15)		(0.18)
Net asset value, end of period	$5.19		$5.14		$4.86		$4.97		$5.68		$5.70
Total Return	3.48	%(3)(4)	11.31	%(3)(5)	4.26	%(3)	(8.91	)%(3)	2.26	%(6)	2.79	%(6)
Ratios to Average Net Assets:
Net expenses	0.82	%(7)(8)	0.82	%(7)(9)	0.85	%(7)	0.83	%(7)	0.83	%(7)	0.82	%(7)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.83	%(7)	N/A		0.82	%(7)
Net investment income	4.66	%(7)(8)	4.91	%(7)(9)	4.56	%(7)	3.18	%(7)	2.52	%(7)	2.71	%(7)
Rebate from Morgan Stanley affiliate	0.03	%(8)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$57,710		$57,292		$51,476		$61,181		$92,889		$112,310
Portfolio turnover rate	140	%(4)	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Annualized.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.84%	4.89%

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.86		$4.96		$5.68		$5.70		$5.73
Income (loss) from investment operations:
Net investment income(1)	0.11		0.23		0.21		0.15		0.13		0.14
Net realized and unrealized gain (loss)	0.06		0.29		(0.01)		(0.67)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.17		0.52		0.20		(0.52)		0.12		0.14
Less distributions from:
Net investment income	(0.12)		(0.20)		(0.25)		(0.20)		(0.13)		(0.17)
Net realized gain	—		—		—		—		(0.01)		—
Paid-in-capital	—		(0.04)		(0.05)		—		—		—
Total distributions	(0.12)		(0.24)		(0.30)		(0.20)		(0.14)		(0.17)
Net asset value, end of period	$5.19		$5.14		$4.86		$4.96		$5.68		$5.70
Total Return	3.29	%(3)(4)	10.91	%(3)(5)	4.09	%(3)	(9.37	)%(3)	1.96	%(6)	2.53	%(6)
Ratios to Average Net Assets:
Net expenses	1.19	%(7)(8)	1.18	%(7)(9)	1.22	%(7)	1.14	%(7)	1.12	%(7)	1.07	%(7)
Net expenses excluding interest expenses	N/A		N/A		N/A		1.14	%(7)	N/A		1.07	%(7)
Net investment income	4.29	%(7)(8)	4.55	%(7)(9)	4.19	%(7)	2.90	%(7)	2.23	%(7)	2.47	%(7)
Rebate from Morgan Stanley affiliate	0.03	%(8)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$2,318		$2,339		$2,410		$3,152		$4,125		$4,667
Portfolio turnover rate	140	%(4)	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Annualized.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.20%	4.53%

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.22		$4.93		$5.03		$5.75		$5.77		$5.80
Income (loss) from investment operations:
Net investment income(1)	0.13		0.27		0.24		0.19		0.16		0.17
Net realized and unrealized gain (loss)	0.05		0.29		(0.01)		(0.68)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.18		0.56		0.23		(0.49)		0.15		0.17
Less distributions from:
Net investment income	(0.13)		(0.23)		(0.28)		(0.23)		(0.16)		(0.20)
Net realized gain	—		—		—		—		(0.01)		—
Paid-in-capital	—		(0.04)		(0.05)		—		—		—
Total distributions	(0.13)		(0.27)		(0.33)		(0.23)		(0.17)		(0.20)
Net asset value, end of period	$5.27		$5.22		$4.93		$5.03		$5.75		$5.77
Total Return	3.55	%(3)(4)	11.63	%(3)(5)	4.68	%(3)	(8.74	)%(3)	2.51	%(6)	3.03	%(6)
Ratios to Average Net Assets:
Net expenses	0.57	%(7)(8)	0.57	%(7)(9)(10)	0.59	%(7)	0.56	%(7)	0.55	%(7)	0.55	%(7)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.56	%(7)	N/A		0.55	%(7)
Net investment income	4.91	%(7)(8)	5.16	%(7)(9)(10)	4.82	%(7)	3.42	%(7)	2.79	%(7)	2.97	%(7)
Rebate from Morgan Stanley affiliate	0.03	%(8)	0.01%		0.01%		0.00	%(11)	0.00	%(11)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$411,912		$455,296		$476,677		$419,470		$683,692		$635,329
Portfolio turnover rate	140	%(4)	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Annualized.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.59%	5.14%

(10)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.62%	5.11%

(11)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.85		$4.96		$5.67		$5.69		$5.72
Income (loss) from investment operations:
Net investment income(1)	0.10		0.21		0.19		0.13		0.10		0.11
Net realized and unrealized gain (loss)	0.05		0.30		(0.02)		(0.67)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.15		0.51		0.17		(0.54)		0.09		0.11
Less distributions from:
Net investment income	(0.11)		(0.18)		(0.23)		(0.17)		(0.10)		(0.14)
Net realized gain	—		—		—		—		(0.01)		—
Paid-in-capital	—		(0.04)		(0.05)		—		—		—
Total distributions	(0.11)		(0.22)		(0.28)		(0.17)		(0.11)		(0.14)
Net asset value, end of period	$5.18		$5.14		$4.85		$4.96		$5.67		$5.69
Total Return	2.89	%(3)(4)	10.70	%(3)(5)	3.47	%(3)	(9.61	)%(3)	1.52	%(6)	2.05	%(6)
Ratios to Average Net Assets:
Net expenses	1.58	%(7)(8)	1.57	%(7)(9)	1.61	%(7)	1.57	%(7)	1.56	%(7)	1.55	%(7)
Net expenses excluding interest expenses	N/A		N/A		N/A		1.57	%(7)	N/A		1.55	%(7)
Net investment income	3.89	%(7)(8)	4.16	%(7)(9)	3.80	%(7)	2.43	%(7)	1.79	%(7)	1.98	%(7)
Rebate from Morgan Stanley affiliate	0.03	%(8)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$10,194		$11,535		$13,914		$17,957		$28,359		$32,395
Portfolio turnover rate	140	%(4)	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Annualized.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.59%	4.14%

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$5.22		$4.93		$5.03		$5.75		$5.77		$5.80
Income (loss) from investment operations:
Net investment income(1)	0.13		0.27		0.25		0.19		0.17		0.17
Net realized and unrealized gain (loss)	0.06		0.30		(0.01)		(0.68)		(0.02)		(0.00	)(2)
Total income (loss) from investment operations	0.19		0.57		0.24		(0.49)		0.15		0.17
Less distributions from:
Net investment income	(0.14)		(0.24)		(0.29)		(0.23)		(0.16)		(0.20)
Net realized gain	—		—		—		—		(0.01)		—
Paid-in-capital	—		(0.04)		(0.05)		—		—		—
Total distributions	(0.14)		(0.28)		(0.34)		(0.23)		(0.17)		(0.20)
Net asset value, end of period	$5.27		$5.22		$4.93		$5.03		$5.75		$5.77
Total Return	3.61	%(3)(4)	11.74	%(3)(5)	4.78	%(3)	(8.66	)%(3)	2.59	%(6)	3.11	%(6)
Ratios to Average Net Assets:
Net expenses	0.45	%(7)(8)	0.46	%(7)(9)	0.49	%(7)	0.48	%(7)	0.47	%(7)	0.47	%(7)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.48	%(7)	N/A		0.47	%(7)
Net investment income	5.02	%(7)(8)	5.27	%(7)(9)	4.92	%(7)	3.55	%(7)	2.87	%(7)	3.07	%(7)
Rebate from Morgan Stanley affiliate	0.03	%(8)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$352,435		$262,278		$221,499		$187,940		$237,872		$189,052
Portfolio turnover rate	140	%(4)	155%		118%		62%		115%		106%

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  Annualized.

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.48%	5.25%

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2025		2024		2023		2022		2021		2020
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.22		$4.93		$5.03		$5.75		$5.77		$5.81
Income (loss) from investment operations:
Net investment income(1)	0.13		0.27		0.25		0.18		0.16		0.17
Net realized and unrealized gain (loss)	0.06		0.30		(0.01)		(0.67)		(0.01)		(0.01)
Total income (loss) from investment operations	0.19		0.57		0.24		(0.49)		0.15		0.16
Less distributions from:
Net investment income	(0.14)		(0.24)		(0.29)		(0.23)		(0.16)		(0.20)
Net realized gain	—		—		—		—		(0.01)		—
Paid-in-capital	—		(0.04)		(0.05)		—		—		—
Total distributions	(0.14)		(0.28)		(0.34)		(0.23)		(0.17)		(0.20)
Net asset value, end of period	$5.27		$5.22		$4.93		$5.03		$5.75		$5.77
Total Return	3.61	%(2)(3)	11.74	%(2)(4)	4.78	%(2)	(8.66	)%(2)	2.59	%(5)	2.93	%(5)
Ratios to Average Net Assets:
Net expenses	0.45	%(6)(7)(8)	0.46	%(6)(7)(9)	0.49	%(6)(7)	0.48	%(6)(7)	0.47	%(6)(7)	0.47	%(6)(7)
Net expenses excluding interest expenses	N/A		N/A		N/A		0.48	%(6)(7)	N/A		0.47	%(6)(7)
Net investment income	5.02	%(6)(7)(8)	5.27	%(6)(7)(9)	4.92	%(6)(7)	3.32	%(6)(7)	2.74	%(6)(7)	2.97	%(6)(7)
Rebate from Morgan Stanley affiliate	0.03	%(8)	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$12		$12		$11		$10		$11		$11
Portfolio turnover rate	140	%(3)	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2025	15.99%	(10.52)%
October 31, 2024	19.12	(13.39)
October 31, 2023	20.67	(15.26)
October 31, 2022	18.79	(14.99)
October 31, 2021	19.14	(15.93)
October 31, 2020	19.09	(15.65)

(8)  Annualized.

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.48%	5.25%

(10)  Amount is less than 0.005%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

DINAX-NCSR 4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	June 16, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025